Components of Other Comprehensive (Loss) Income - Summary of Movement on Components of Other Comprehensive (Loss) Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Controlling interest:
Available for sale securities, net of deferred taxes	$ 622,424		$ (6,673,731)	$ 4,011
Translation effect of foreign entities	(18,309,877)		107,498,708	(35,606,320)
Total other comprehensive (loss) income items for the year, net of deferred taxes	(24,721,250)	$ (1,249)	115,647,505	(53,545,232)
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Valuation of the derivative financial instruments, net of deferred taxes	12,292		48,496	37,011
Available for sale securities, net of deferred taxes	622,424		(6,673,731)	4,011
Translation effect of foreign entities	(21,683,333)		104,178,880	(34,055,403)
Remeasurement of defined benefit plan, net of deferred taxes	(7,075,606)		14,771,770	(17,791,354)
Non-controlling interest of the items above	3,402,973		3,322,090	(1,739,497)
Total other comprehensive (loss) income items for the year, net of deferred taxes	$ (24,721,250)		$ 115,647,505	$ (53,545,232)